Derivatives - Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($) derivative	Mar. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Notional Amount	$ 100,000,000
Borrowings			$ 238,324,000	$ 304,675,000
Stockholders' equity			1,291,289,000	762,329,000
Cash collateral pledged on derivatives			57,985,000	33,616,000
Net liability position			$ 0	0
Minimum
Derivative [Line Items]
Period to lock interest rate on mortgage loan commitments			45 days
Maximum
Derivative [Line Items]
Period to lock interest rate on mortgage loan commitments			90 days
Subordinated debt
Derivative [Line Items]
Number of derivative instruments | derivative			2
Borrowings			$ 30,930,000
Interest rate swaps
Derivative [Line Items]
Number of derivative instruments | derivative	3
Interest rate swaps | Designated as hedging:
Derivative [Line Items]
Notional Amount			30,000,000	30,000,000
Interest rate swaps | Subordinated debt
Derivative [Line Items]
Notional Amount			30,000,000
Fair value of contract liability balances of interest rate swaps			$ 1,909,000	515,000
Interest rate swaps three years
Derivative [Line Items]
Notional Amount	$ 30,000,000
Derivative notional amount maturity period	3 years
Interest rate swaps four years
Derivative [Line Items]
Notional Amount	$ 35,000,000
Derivative notional amount maturity period	4 years
Interest rate swaps five years
Derivative [Line Items]
Notional Amount	$ 35,000,000
Derivative notional amount maturity period	5 years
Gain on canceled derivatives		$ 1,564,000
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Derivative [Line Items]
Stockholders' equity				$ 955,000
London Interbank Offered Rate (LIBOR) | Interest rate swaps | Subordinated debt
Derivative [Line Items]
Variable interest rate			2.08%